Note 8 - Convertible Notes (Details) - Notes Payable (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Less: debt discount		$ 0	$ (42,534)
	511,960	494,708	184,289
Private Placement [Member] | Due September 3, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	35,000	35,000
Private Placement [Member] | Due on January 26, 2014 [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		75,000	100,000
Including Related Parties [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable	681,257	817,369	446,328
Less: debt discount	(94,297)	(247,661)	(229,573)
	586,960	569,708	216,755
Due February 22, 2014 [Member] | JMJ Financial Inc [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		191,663	191,663
Due March 21, 2013 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			7,500
Due May 10, 2013 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			42,500
Due August 27, 2013 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			42,500
Due May 19, 2014 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		35,000
Due September 19, 2012 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		42,500
Due September 12, 2014 [Member] | Asher Enterprises Inc [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		47,500
Due December 19, 2013 [Member] | Carebourn Capital L.P. [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		32,500
Due July 29, 2014 [Member] | Carebourn Capital L.P. [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		10,000
Due August 29, 2014 [Member] | Carebourn Capital L.P. [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		17,500
Due January 3, 2013 [Member] | TCA Global Credit Master Fund, LP [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable			62,165
Due April 26, 2014 [Member] | TCA Global Credit Master Fund, LP [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		189,844
Due April 9, 2014 [Member] | Individual Counterparty [Member]
Short-term Debt [Line Items]
Convertible Promissory Note Payable		$ 140,862